DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) - USD ($)		1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 30, 2019	Mar. 27, 2020	Jan. 31, 2020	Aug. 30, 2019	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 28, 2018
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) [Line Items]
Ownership percentage					100.00%		100.00%	100.00%
Common stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Shares issued (in Shares)			6,542	8,142,894
Articles of incorporation, description							In connection with the Closing, we amended and restated our articles of incorporation, effective September 28, 2018 to (i) change our name to Ondas Holdings Inc. and (ii) increase our authorized capital to 126,666,667 shares, consisting of 116,666,667 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of “blank check” preferred stock, par value $0.0001 per share.
Business acquisition, description							Also in connection with the Closing, (i) our sole director appointed additional individuals, who previously were members of the board of directors of Ondas Networks and its chief executive officer, to serve on our Board, and our Board subsequently appointed executive officers; (ii) the former holders of the Ondas Networks Shares executed lock-up agreements (the “Lock-Up Agreements”), which provided for an initial 12-month lock-up period, commencing with the date of the Closing, with a subsequent 12-month limited sale period; (iii) we entered into a Common Stock Repurchase Agreement with Energy Capital, LLC, a current stockholder of the Company (“Energy Capital”), pursuant to which the entity sold an aggregate of 10,866,657 Company Shares (the “Repurchase Shares”) to us at $0.0001 per share, for an aggregate consideration of $3,260, which Repurchase Shares were canceled and returned to our authorized but unissued shares; (iv) our Board approved, and our stockholders adopted, the 2018 Incentive Stock Plan (the “2018 Plan”) pursuant to which 10 million Company Shares have been reserved for issuance to employees, including officers, directors and consultants; and (v) we entered into a Loan and Security Agreement with Energy Capital, pursuant to which Energy Capital agreed to lend us an aggregate principal amount of up to $10 million, subject to specified conditions.
Percentage of outstanding common stock				41.00%
Reverse stock split, description							All share and per share amounts in the condensed consolidated financial statements and related notes have been retrospectively adjusted to reflect the Exchange Ratio in connection with the Acquisition.
Short-term borrowings outstanding					$ 11,800,000		$ 11,800,000	$ 10,100,000
Long-term borrowings outstanding					600,000		600,000	500,000
Cash					$ 2,100,000		2,100,000	2,200,000
Working capital deficit							$ 14,100,000	$ 12,800,000
Percentage of workforce						80.00%
Description of business activity							On May 13, 2020, we reopened our corporate headquarters and as of September 30, 2020 we have no employees remaining on furlough.
CARES Act, description		the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted. The CARES Act is an approximately $2 trillion emergency economic stimulus package in response to the Coronavirus outbreak, which among other things contains numerous income tax provisions.
Fund received		$ 666,000
Authorized Capital (in Shares)										126,666,667
Preferred stock, authorized (in Shares)					5,000,000		5,000,000	10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Consideration of shares repurchased								$ 1.274
Aggregate principal amount								10,000,000
Retained Earnings, Unappropriated								$ 12,400,000
Ondas Networks Share [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) [Line Items]
Common stock, par value (in Dollars per share)								$ 0.00001
Ondas Networks Share [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) [Line Items]
Common stock, par value (in Dollars per share)										$ 0.00001
Shares issued (in Shares)							8,487,911
Conversion of shares (in Shares)								1.274
Issued of shares outstanding								$ 8,487,911
Ondas Networks Share [Member] | First Amendment To Lock-Up Agreements [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) [Line Items]
Owning an aggregate (in Shares)								8,142,894
Percentage of common stock outstanding								41.00%
Description of amendment revised terms	The Amendment revised the terms of the Lock-Up Agreements to extend the lock-up period an additional twelve months to September 28, 2020 and eliminated the 12-month limited sale period); (iii) we entered into a Common Stock Repurchase Agreement with Energy Capital, LLC, a current stockholder of the Company (“Energy Capital”), pursuant to which the entity sold an aggregate of 10,866,657 Company Shares (the “Repurchase Shares”) to us at $0.0001 per share, for an aggregate consideration of $3,260, which Repurchase Shares were canceled and returned to our authorized but unissued shares; (iv) our board of directors approved, and our stockholders adopted, the 2018 Incentive Stock Plan (the “2018 Plan”) pursuant to which 3,333,334 Company Shares have been reserved for issuance to employees, including officers, directors and consultants; and (v) we entered into a Loan and Security Agreement with Energy Capital, pursuant to which Energy Capital agreed to lend us an aggregate principal amount of up to $10 million, subject to specified conditions.
Common Stock [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001			$ 0.0001
Shares issued (in Shares)
Common Stock Repurchase Agreement [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) [Line Items]
Common stock, par value (in Dollars per share)								$ 0.0001
Number Of Share Repurchased (in Shares)								10,866,657
Consideration of shares repurchased								$ 3,260
Convertible Common Stock [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) [Line Items]
Common stock, par value (in Dollars per share)								$ 0.0001